ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                         SUPPLEMENT DATED MAY 16, 2007,
                       TO THE PROSPECTUS DATED MAY 1, 2007

            THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN
           THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND
                         RETAINED FOR FUTURE REFERENCE.

THE FOURTH PARAGRAPH ON PAGE 5 OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

     THE TRUSTEES HAVE AUTHORIZED THE TRUST TO ISSUE TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2, FOR THE FOLLOWING FUNDS: AZL DAVIS NY VENTURE FUND, AZL DREYFUS PREMIER SMALL CAP VALUE FUND, AZL OPPENHEIMER DEVELOPING MARKETS FUND, AZL OPPENHEIMER GLOBAL FUND, AZL OPPENHEIMER MAIN STREET FUND, AND AZL S&P 500 INDEX FUND (THE "MULTI-CLASS FUNDS"). CLASS 1 AND CLASS 2 SHARES OF THE MULTI-CLASS FUNDS ARE SUBSTANTIALLY IDENTICAL, EXCEPT THAT CLASS 1 SHARES ARE NOT SUBJECT TO A 12B-1 DISTRIBUTION FEE (SEE "DISTRIBUTION (12B-1) FEES" IN THE "SHAREHOLDER INFORMATION" SECTION OF THIS PROSPECTUS), WHILE CLASS 2 SHARES ARE SUBJECT TO A 12B-1 DISTRIBUTION FEE IN THE AMOUNT OF 0.25% OF AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS 2 SHARES. FOR CERTAIN VARIABLE ANNUITY CONTRACTS OR VARIABLE LIFE INSURANCE POLICIES, CLASS 1 SHARES OF THE AZL OPPENHEIMER DEVELOPING MARKETS FUND AND AZL S&P 500 INDEX FUND ARE AVAILABLE AS AN INVESTMENT OPTION. CURRENTLY, ONLY CLASS 2 SHARES OF THE AZL DAVIS NY VENTURE FUND, AZL DREYFUS PREMIER SMALL CAP VALUE FUND, AZL OPPENHEIMER GLOBAL FUND, AND AZL OPPENHEIMER MAIN STREET FUND ARE AVAILABLE UNDER VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES THAT OFFER THE MULTI-CLASS FUNDS AS INVESTMENT OPTIONS. CLASS 1 SHARES OF THE AZL DAVIS NY VENTURE FUND, AZL DREYFUS PREMIER SMALL CAP VALUE FUND, AZL OPPENHEIMER GLOBAL FUND, AND AZL OPPENHEIMER MAIN STREET FUND MAY BE MADE AVAILABLE IN THE FUTURE TO CERTAIN VARIABLE ANNUITY CONTRACT OWNERS AND VARIABLE LIFE INSURANCE POLICY OWNERS.

THE FIRST PARAGRAPH UNDER THE HEADING "DISTRIBUTION (12B-1) FEES" ON PAGE 202 IS REPLACED WITH THE FOLLOWING:

     Distribution fees ("12b-1 fees") compensate the Distributor and affiliates of Allianz Life Insurance Company of North America for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis.

                                                                 AZLPRO-001-0507